Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2014	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
C000023273
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index	The Fairholme Fund
C000082377
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index	The Fairholme Focused Income Fund
S&P 500 Index
Account Value [Line Items]
Account Value	$ 35,002	$ 10,000	$ 26,142	$ 22,964	$ 25,294	$ 19,773	$ 16,834	$ 14,498	$ 13,642	$ 11,103	$ 10,275
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,634	$ 10,000	$ 10,886	$ 10,759	$ 12,344	$ 12,488	$ 11,640	$ 10,506	$ 10,649	$ 10,317	$ 10,098